NATURE OF OPERATIONS (Narrative) (Details) - CAD	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Accumulated deficit	CAD 88,038,390	CAD 32,743,616
Working capital	CAD 162,745,615